Employee Benefit Plan - Schedule of Components of Net Periodic Benefit Costs (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Net Periodic Benefit Costs [Abstract]
Service cost	$ 35,102	$ 16,915	$ 30,692	$ 15,707
Interest cost	4,244	1,799	2,373	759
Expected return on plan assets
Amortization of actuarial loss, gross of tax
Net gratuity cost	$ 39,346	$ 18,714	$ 33,065	$ 16,465